CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	May 25, 2016 CNY (¥)	May 24, 2016 CNY (¥)	Sep. 30, 2015 USD ($)
ASSETS
Cash and cash equivalent	$ 7,682,589	$ 11,278,475	$ 123,649			$ 626,791
Total current assets	64,347,173	54,478,551
Intangible Assets	938,221	463,171
Total assets	76,398,563	61,173,069
STOCKHOLDERS' EQUITY
Common stock, no par value, 50,000,000 shares authorized, 16,528,037 and 13,068,346 shares issued and outstanding, respectively		0
Additional paid-in capital	17,998,933	8,382,876
Accumulated deficits	17,138,593	10,978,891
Total stockholders' equity	37,041,845	21,216,918		¥ 30,000,000	¥ 20,000,000
Total liabilities and stockholders' equity	76,398,563	61,173,069
Parent Company [Member]
ASSETS
Cash and cash equivalent	53	55	$ 0
Due from subsidiaries	13,879,746	5,581,999
Intangible Assets	501,000	0
Total assets	14,380,799	5,582,054
STOCKHOLDERS' EQUITY
Common stock, no par value, 50,000,000 shares authorized, 16,528,037 and 13,068,346 shares issued and outstanding, respectively	0	0
Additional paid-in capital	15,402,915	5,582,099
Accumulated deficits	(1,022,116)	(45)
Total stockholders' equity	14,380,799	5,582,054
Total liabilities and stockholders' equity	$ 14,380,799	$ 5,582,054